Finance Costs (Details) - Schedule of Finance Costs - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Finance Costs [Abstract]
Total interest expense on Shareholder loans (refer to note 23)	$ 460,112	$ 393,881
Total interest on Convertible notes (refer to note 23)	124,904	9,226
Interest and finance charges paid/payable on lease liabilities	104	414
Finance charges paid – others	15,100	548
Finance costs	$ 600,220	$ 404,069